EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 - Schedule 6

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	GSE Eligible Flag	DU/LP Approval	CDFI Flag	Is CEMA (Yes/No)	Application Date	Guideline Name	TILA Status	MERS MIN Number	Qualifying FICO	Verification Safe Harbor Flag	Verification Safe Harbor Reference Document	ATR QM Total Points and Fees Audit	Default Interest Rate Flag	Default Interest Rate	Cross collateralized Loan Flag	Cross Collateralized Loan Release Provision	BK Discharge date	Bk Chapter	Foreclosure Date	Short Sale Date	Deed In Lieu Date	Months of Reserves for Subject Property	Project Classification: Warrantable/Non-Warrantable	Appraiser Name	Appraiser's License Number	Appraisal Company	Flood Zone Designation	Flood Coverage Amount	Flood Expiration Date	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Borrower Documentation Used to Determine Legal Residency	Co-Borrower Documentation Used to Determine Legal Residency	Borrower Employment Indicator	Co Borrower Employment Indicator	Underwriting Program	Borrower Years of W2s	CoBorrower Years of W2s	WVOE Flag (Borr)	# of Months of Income validated WVOE (Borr)	WVOE Form	WVOE Flag (Co-Borr)	# of Months of Income validated WVOE (Co-Borr)	WVOE Form (Co-Borr)	Borr Years of Personal Tax Returns/Transcripts (1040's)	Co-Borr Years of Personal Tax Returns/Transcripts (1040's)	Borr Years of Business Tax Returns/Transcripts	Co-Borr Years of Business Tax Returns/Transcripts	Bank Statement Flag (Borr)	# of months Personal Bank statements (Borr)	# of months Business Bank statements (Borr)	Bank Statement Flag (Co-Borr)	# of months Personal Bank statements (Co-Borr)	# of months Business Bank statements (Co-Borr)	P&L Flag (Borr)	# of Months P&L (Borr)	Who Prepared the P&L	CPA Letter Flag (Borr)	# of Months CPA verified income (Borr)	P&L Flag (Co-Borr)	Who Prepared the P&L	# of Months P&L (Co-Borr)	CPA Letter Flag (Co-Borr)	# of Months CPA verified income (Co-Borr)	Asset Depletion Flag (DTI)	Partial Asset Depletion Flag (DTI)	Asset Depletion months amortized	Asset Utilization Flag (No DTI)	Bespoke Eligible Assets	Income Doc Summary	Calculated Front End Housing Ratio	Calculated Debt-to-Income Ratio	DSCR Flag	Number of Rental Units	Market Rent	Market Rent Source	Lease in Place	Actual in Place Rent	DSCR Calc based on Short Term Rental Income Flag	DSCR Calculation Method (at Orig)	Rental Income Used for DSCR	PITIA for DSCR	DSCR (at Origination)	Borrower Type	Loan closed in the name of an entity flag	Borrower Entity Name	Personal Guaranty Flag	Personal Guaranty Recourse to the Borrower Level	Guarantor Designation	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 2 First Name	Guarantor 2 Last Name
xxx	xxx	2199190		No	Not Applicable	Not Applicable	No	xxx	xxx	Not Covered/Exempt	xxx	xxx	No		Not Applicable	Yes	16.75%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	326	Not Applicable	xxx	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	US Citizen	US Citizen	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]; B2: Other [Primary]	Unavailable	Unavailable	Yes	2	xxx	Form 1025	Yes	xxx	No	Lease Agreement	xxx	xxx	1.91952	Limited Liability Corporation	Yes	xxx	Yes	Full Recourse	US Citizen	xxx	xxx	xxx	xxx
xxx	xxx	2199191		No	Not Applicable	Not Applicable	No	xxx	xxx	Not Covered/Exempt	xxx	xxx	No		Not Applicable	Yes	16.75%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	323	Not Applicable	xxx	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	US Citizen	US Citizen	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]; B2: Other [Primary]	Unavailable	Unavailable	Yes	2	xxx	Form 1025	Yes	xxx	No	Form 1025	xxx	xxx	2.49467	Limited Liability Corporation	Yes	xxx	Yes	Full Recourse	US Citizen	xxx	xxx	xxx	xxx